UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03632

Deutsche Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of August 31, 2016 (Unaudited)

Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.8%
Alabama 0.8%
Alabama, State Public School & College Authority Revenue:
Series B, 5.0%, 1/1/2024	9,680,000	12,100,484
Series A, Prerefunded 5/1/2019 @ 100, 5.0%, 5/1/2024	3,000,000	3,337,230
		15,437,714
Alaska 0.4%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	1,785,000	1,839,782
Alaska, State Housing Finance Corp., State Capital Project Bonds II, Series D, 5.0%, 12/1/2026	5,515,000	6,899,375
		8,739,157
Arizona 2.1%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, Prerefunded 1/1/2017 @ 100, 5.0%, 1/1/2020	3,000,000	3,044,820
Arizona, State School Facilities Board, Certificates of Participation, Series A, 5.0%, 9/1/2023	3,500,000	4,317,215
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, Prerefunded 7/1/2019 @ 100, 5.0%, 7/1/2025	3,000,000	3,361,680
Arizona, Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	4,000,000	4,359,440
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,750,000	4,377,337
Chandler, AZ, General Obligation, 4.0%, 7/1/2022	3,000,000	3,498,600
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	1,690,000	1,834,613
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,561,280
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,767,866
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	10,369,000
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	774,066
		43,265,917
California 8.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, Prerefunded 4/1/2019 @ 100, 5.0%, 4/1/2028	10,000,000	11,130,300
Series F-1, Prerefunded 4/1/2019 @ 100, 5.25%, 4/1/2029	2,500,000	2,798,575
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,555,480
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 0.86% **, Mandatory Put 12/1/2017 @ 100, 12/1/2035	14,285,000	14,244,573
California, State Economic Recovery, Series A, Prerefunded 7/1/2019 @ 100, 5.25%, 7/1/2021	5,000,000	5,651,400
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	11,382,100
California, State General Obligation, Various Purposes:
4.0%, 9/1/2032	5,000,000	5,760,300
5.25%, 9/1/2027	10,000,000	12,094,900
5.75%, 4/1/2027	5,000,000	5,638,400
6.0%, 4/1/2018	1,700,000	1,846,132
6.0%, 3/1/2033	3,765,000	4,437,956
California, State Municipal Finance Authority, Solid Waste Revenue, Republic Services, Inc., 0.6% **, Mandatory Put 10/3/2016 @ 100, 9/1/2021	4,000,000	4,000,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,209,320
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,276,040
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2024	1,000,000	1,227,470
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,761,300
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,481,600
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,350,370
Sacramento, CA, Municipal Utility District:
Series U, 5.0%, 8/15/2023, INS: AGMC	4,295,000	4,660,204
Series U, Prerefunded 8/15/2018 @ 100, 5.0%, 8/15/2023, INS: AGMC	2,705,000	2,938,117
San Diego County, CA, Water Authority Revenue, 5.0%, 5/1/2022	1,290,000	1,577,580
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, Prerefunded 5/15/2019 @ 100, 5.125%, 5/15/2029	4,000,000	4,485,000
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,863,600
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2028	5,000,000	5,863,600
San Diego, CA, Unified School District, Series A, 2.0%, 6/30/2017	10,500,000	10,617,915
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	10,052,820
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,289,120
Series C, 5.0%, 5/1/2026	2,850,000	3,259,773
Ventura County, CA, Certificates of Participation, Public Financing Authority III, Prerefunded 8/15/2019 @ 100, 6.0%, 8/15/2026	3,370,000	3,897,506
		171,351,451
Colorado 0.9%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, Prerefunded 8/1/2017 @ 100, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	7,286,580
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,834,225
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,845,290
Colorado, University Enterprise System Revenue, Series A, Prerefunded 6/1/2019 @ 100, 5.5%, 6/1/2023	1,000,000	1,131,090
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	582,440
Series B, 5.0%, 11/15/2021	500,000	597,200
Series B, 5.0%, 11/15/2022	2,350,000	2,856,102
		19,132,927
Connecticut 0.5%
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, 5.0%, 10/1/2027	8,000,000	9,955,440
Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,869,002
District of Columbia 1.0%
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,743,550
District of Columbia, Income Tax Secured Revenue, Series B, 0.86% **, 12/1/2017	15,000,000	14,958,150
		20,701,700
Florida 6.2%
Broward County, FL, School Board Certificates of Participation, Series A, 5.0%, 7/1/2023	1,875,000	2,305,181
Broward County, FL, Water & Sewer Utility Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	2,745,000	2,991,666
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	2,125,000	2,394,875
Florida, Citizens Property Insurance Corp., Series A-1, 5.0%, 6/1/2021	5,090,000	6,003,146
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	825,000	866,093
Florida, State Board of Public Education, Capital Outlay, Series B, 4.0%, 6/1/2029	10,150,000	12,070,177
Florida, State Municipal Power Agency Revenue, Series A, 5.0%, 10/1/2029	5,000,000	6,333,500
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,494,528
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,589,865
Jacksonville, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2026	5,000,000	6,245,850
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,402,956
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,617,720
Series A, 5.75%, 10/1/2026	8,000,000	9,154,160
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	2,275,000	2,669,621
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2025	725,000	860,169
Series A-1, 5.5%, 10/1/2026	12,135,000	14,224,040
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2026	1,065,000	1,263,559
Miami-Dade County, FL, School Board, Certificates of Participation:
Series A, Prerefunded 5/1/2017 @ 100, 5.0%, 5/1/2019, INS: NATL	3,000,000	3,089,820
Series D, 5.0%, 2/1/2029	7,000,000	8,662,570
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGC	10,000,000	11,483,900
Orlando & Orange County, FL, Expressway Authority Revenue:
Series B, 5.0%, 7/1/2022	2,000,000	2,416,300
Series A, 5.0%, 7/1/2028	7,500,000	8,501,175
South Florida, Water Management District, Certificates of Participation:
Prerefunded 10/1/2016 @ 100, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,015,080
5.0%, 10/1/2023	3,000,000	3,720,120
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,602,800
		125,978,871
Georgia 4.0%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	9,474,830
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,949,663
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Second Indenture, Series B, 0.84% **, Mandatory Put 7/1/2017 @ 100, 7/1/2025	4,285,000	4,281,401
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,665,580
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	13,584,200
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	12,367,931
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	10,131,137
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,705,000	2,106,152
Georgia, Municipal Electric Authority, Combined Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,219,980
Series A, 5.0%, 11/1/2027	1,000,000	1,141,410
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,758,475
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	4,000,271
Georgia, State General Obligation, Series C-1, 3.0%, 1/1/2027	10,000,000	11,227,100
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,779,150
		81,687,280
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, Prerefunded 12/1/2019 @ 100, 5.375%, 12/1/2024	1,000,000	1,145,880
Hawaii 1.8%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,702,506
Series A, 5.25%, 7/1/2028	5,010,000	5,788,303
Series A, 5.25%, 7/1/2029	3,155,000	3,638,693
Hawaii, State General Obligation:
Series FB, 4.0%, 4/1/2029	10,000,000	11,731,500
Series DK, Prerefunded 5/1/2018 @ 100, 5.0%, 5/1/2021	9,000,000	9,657,000
Honolulu City & County, HI, Wastewater Systems Revenue:
Series B, 4.0%, 7/1/2029 (a)	2,475,000	2,899,611
Series B, 4.0%, 7/1/2030 (a)	1,000,000	1,163,830
		37,581,443
Illinois 4.7%
Chicago, IL, O'Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,931,123
Series B, 5.0%, 1/1/2029	5,000,000	6,098,800
Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	11,256,300
Illinois, Municipal Electric Agency Power Supply, Series A, Prerefunded 2/1/2017 @ 100, 5.25%, 2/1/2018, INS: NATL	2,000,000	2,039,880
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	3,867,360
5.25%, 6/1/2020	3,000,000	3,443,760
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	6,434,450
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2026	6,330,000	7,928,452
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	10,000,000	12,342,900
Illinois, State Toll Highway Authority Revenue:
Series D, 5.0%, 1/1/2024	11,840,000	14,698,058
Series A, 5.0%, 1/1/2027	1,250,000	1,510,000
Series A, 5.0%, 1/1/2028	1,250,000	1,503,312
Series A-1, 5.25%, 1/1/2030	5,000,000	5,628,150
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,091,150
Northern, IL, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2028 (a)	3,435,000	4,297,391
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	775,000	777,542
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	4,247,495
		95,096,123
Indiana 1.6%
Indiana, State Finance Authority Revenue, Green Bonds, Series B, 5.0%, 2/1/2023	4,285,000	5,290,861
Indiana, State Finance Authority, Economic Development Revenue, Republic Services, Inc. Project, Series B, 0.65% **, Mandatory Put 12/1/2016 @ 100, 5/1/2028	4,500,000	4,500,000
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	12,077,600
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,869,752
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	6,176,564
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,215,160
		32,129,937
Iowa 1.5%
Iowa, State Finance Authority Revenue, Green Bonds, State Revolving Fund, 5.0%, 8/1/2024	15,000,000	19,179,450
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	10,924,500
		30,103,950
Kansas 0.7%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	5,073,540
Kansas, State Development Finance Authority Revenue, Sisters of Charity of Leavenworth Health System, Inc.:
Series A, 5.25%, 1/1/2025	995,000	1,129,066
Series A, Prerefunded 1/1/2020 @ 100, 5.25%, 1/1/2025	6,505,000	7,467,935
		13,670,541
Kentucky 0.1%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,125,290
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,519,450
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,772,285
		3,291,735
Maine 0.4%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	9,147,671
Maryland 1.5%
Carroll County, MD, General Obligation, 5.0%, 11/1/2022	5,330,000	6,577,220
Maryland, General Obligation, State & Local Facilities Loan, Series 2, Prerefunded 8/1/2017 @ 100, 5.0%, 8/1/2019	5,000,000	5,205,650
Montgomery County, MD, General Obligation, Series B, 5.0%, 11/1/2022	15,000,000	18,510,000
		30,292,870
Massachusetts 4.3%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,388,522
Massachusetts, State Consolidated Loan, Series D-2, 0.86% **, Mandatory Put 8/1/2017 @ 100, 8/1/2043	15,000,000	14,992,200
Massachusetts, State Development Finance Agency Revenue, Series H-1, 5.0%, 7/1/2022	2,740,000	3,300,056
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series I, 5.0%, 7/1/2028	10,000,000	12,569,200
Series I, 5.0%, 7/1/2029	3,340,000	4,172,896
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	10,789,699
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 1.11% **, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,920,000	4,919,705
Massachusetts, State General Obligation:
Series C, 5.0%, 8/1/2022	7,000,000	8,554,770
Series A, 5.0%, 7/1/2023	7,000,000	8,729,700
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,650,800
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	750,000	764,482
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	8,319,640
		87,151,670
Michigan 3.0%
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,508,764
Series A, 5.0%, 5/1/2021	2,100,000	2,422,539
Michigan, State Building Authority Revenue, Facilities Program:
Series II-A, 5.0%, 10/15/2024	1,610,000	1,884,666
Series I, 5.0%, 4/15/2027	11,225,000	14,194,125
Michigan, State Finance Authority Revenue, Series C-3, 5.0%, 4/1/2023	3,000,000	3,574,440
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.5%, 12/1/2026	2,000,000	2,595,900
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	11,825,000	12,741,674
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group, 5.0%, 11/15/2027	2,250,000	2,831,850
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,647,390
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,351,960
University of Michigan, State University Revenues, Series E, 0.99% **, Mandatory Put 4/2/2018 @ 100, 4/1/2033	7,000,000	6,964,440
		60,717,748
Minnesota 0.7%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
Series A, 5.0%, 1/1/2027	2,000,000	2,462,500
Series A, 5.0%, 1/1/2028	3,500,000	4,287,675
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2023	5,945,000	7,156,353
		13,906,528
Mississippi 1.0%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	6,110,000	7,154,994
Series D, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,855,150
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	665,000	690,742
Mississippi, State Gaming Tax Revenue, Series E, 5.0%, 10/15/2028	4,755,000	5,903,380
		19,604,266
Missouri 0.2%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,874,015
Series A, 5.0%, 6/1/2023	1,375,000	1,630,269
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	580,000	610,705
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	410,000	437,749
		4,552,738
Nebraska 0.2%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	1,200,000	1,227,144
Series C, 4.5%, 9/1/2043	3,840,000	3,938,918
		5,166,062
Nevada 1.5%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,376,467
5.0%, 6/1/2025	3,190,000	3,539,369
Clark County, NV, Flood Control, 5.0%, 11/1/2022	3,215,000	3,926,158
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,412,472
Las Vegas Valley, NV, Water District:
Series A, 5.0%, 6/1/2027	2,000,000	2,529,820
Series C, 5.0%, 9/15/2027	4,355,000	5,536,686
Series B, 5.0%, 12/1/2027	2,500,000	3,155,300
Washoe County, NV, School District, Series A, 5.0%, 6/1/2026	4,855,000	6,076,372
		31,552,644
New Hampshire 0.1%
New Hampshire, State Turnpike Systems, Series B, 5.0%, 2/1/2024	1,775,000	2,111,682
New Jersey 2.0%
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2020	2,500,000	2,767,425
New Jersey, State Economic Development Authority Revenue, School Facilities Construction, Series W, Prerefunded 3/1/2018 @ 100, 5.0%, 3/1/2019	3,000,000	3,195,990
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2024	2,000,000	2,481,280
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,669,900
Series B, 5.25%, 6/15/2026	5,000,000	5,640,850
New Jersey, State Turnpike Authority Revenue:
Series B-2, 0.771% **, Mandatory Put 1/1/2017 @ 100, 1/1/2024	11,250,000	11,242,688
Series B, 5.0%, 1/1/2028	7,870,000	9,506,960
		40,505,093
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	590,000	608,880
"I", Series D, 5.35%, 9/1/2040	460,000	488,198
"I", Series B-2, 5.65%, 9/1/2039	225,000	233,735
		1,330,813
New York 9.6%
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue, Series A, 5.0%, 10/1/2023	3,000,000	3,762,060
New York, Metropolitan Transportation Authority Revenue:
Series D-2B, 0.941% **, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	4,200,000	4,182,738
Series B-2, 5.0%, 11/15/2021	5,000,000	5,988,800
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, 1.14% **, Mandatory Put 11/1/2019 @ 100, 11/1/2031	5,000,000	5,001,450
New York, Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.0%, 10/15/2026	5,930,000	7,603,802
New York, State Dormitory Authority Revenues, Non State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	11,015,122
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,145,580
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2022	5,000,000	6,091,900
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Prerefunded 3/15/2017 @ 100, 5.0%, 3/15/2019	5,000,000	5,120,250
Series A, 5.0%, 2/15/2022	2,065,000	2,501,892
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,817,200
New York, State Housing Finance Agency Revenue, Dock Street Rental LLC, Series A, 0.65% *, 11/1/2046, LOC: Wells Fargo Bank NA	4,700,000	4,700,000
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	12,304,700
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2023	6,265,000	7,775,679
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series A, 5.0%, 12/15/2026	15,000,000	19,225,350
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 0.65% *, 10/15/2041, LIQ: Fannie Mae, LOC: Fannie Mae	200,000	200,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series AA, 5.0%, 6/15/2021	8,145,000	8,773,468
Series AA, Prerefunded 6/15/2018 @ 100, 5.0%, 6/15/2021	1,855,000	1,999,597
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	945,090
Series B1, 5.0%, 11/1/2028	1,175,000	1,472,721
Series D-1, 5.0%, 11/1/2028	9,715,000	11,553,467
Series E-1, 5.0%, 2/1/2029	3,055,000	3,657,721
Series B1, 5.0%, 11/1/2029	935,000	1,164,879
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-2, 5.0%, 7/15/2028	6,750,000	8,569,395
New York, NY, General Obligation:
Series J, 5.0%, 8/1/2023	6,250,000	7,785,062
Series F, 5.0%, 8/1/2024	9,000,000	10,749,600
Series B, 5.0%, 8/1/2026	2,870,000	3,635,142
Series C, 5.0%, 8/1/2027	5,000,000	6,346,800
Series D-1, 5.0%, 8/1/2029	8,620,000	10,551,139
Triborough, NY, Bridge & Tunnel Authority Revenues:
Series ABCD-4, 0.91% **, 1/1/2018, INS: AGMC	3,665,000	3,657,927
Series A, 5.0%, 11/15/2028	4,975,000	6,070,246
		195,368,777
North Carolina 1.8%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,149,460
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, Prerefunded 1/1/2019 @ 100, 5.0%, 1/1/2026	4,200,000	4,620,798
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	12,273,154
North Carolina, State Limited Obligation:
Series C, 5.0%, 5/1/2022	5,000,000	6,068,500
Series B, 5.0%, 6/1/2024	10,000,000	12,689,000
		36,800,912
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,521,125
Ohio 3.2%
Cleveland, OH, Airport Systems Revenue:
Series A, 5.0%, 1/1/2027	3,000,000	3,491,010
Series A, 5.0%, 1/1/2031, INS: AGMC	1,000,000	1,199,460
Columbus, OH, General Obligation:
Series A, 4.0%, 8/15/2027	7,000,000	8,349,180
Series 1, 5.0%, 7/1/2023	5,125,000	6,416,193
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,308,928
Ohio, State Capital Facilities Lease Appropriation-Administration Building Fund Projects, Series A, 5.0%, 10/1/2022	2,355,000	2,873,830
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,287,321
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,727,900
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	300,000	312,519
Ohio, State Infrastructure Improvement, Series A, 5.0%, 9/1/2023	12,000,000	15,022,320
Ohio, State Major New State Infrastructure Project Revenue, Series 2016-1, 5.0%, 12/15/2028	6,000,000	7,648,500
Ohio, State Solid Waste Revenue, Republic Services, Inc. Project, 0.65% **, Mandatory Put 12/1/2016 @ 100, 11/1/2035	6,000,000	6,000,000
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,605,195
		64,242,356
Oregon 1.7%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, Prerefunded 6/15/2017 @ 100, 5.0%, 6/15/2027, INS: AGMC	6,535,000	6,765,947
Oregon, State Department of Administrative Services Lottery Revenue:
Series C, 5.0%, 4/1/2023	2,000,000	2,487,240
Series E, 5.0%, 4/1/2023	2,020,000	2,512,112
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,541,320
Series J, Prerefunded 5/1/2021 @ 100, 5.0%, 5/1/2029	5,425,000	6,436,980
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,765,640
Series A, 5.5%, 7/1/2029	7,000,000	8,213,170
		34,722,409
Pennsylvania 2.9%
Lehigh County, PA, Industrial Development Authority Revenue, PPL Electric Utilities Corp.:
Series B, 0.9% **, Mandatory Put 8/15/2017 @ 100, 2/15/2027	1,555,000	1,557,472
Series A, 0.9% **, Mandatory Put 9/1/2017 @ 100, 9/1/2029	1,800,000	1,802,556
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,118,150
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	9,251,280
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,649,740
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	2,215,000	2,341,765
Pennsylvania, State General Obligation, Series 2, 5.0%, 9/15/2029	7,000,000	8,725,290
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 119, 3.5%, 10/1/2041	6,180,000	6,588,065
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 1.44% **, 12/1/2020	3,000,000	2,992,140
Series B, 1.71% **, 12/1/2019	500,000	503,750
5.0%, 6/1/2028	5,000,000	6,122,350
Series C, 5.0%, 12/1/2028	2,950,000	3,664,254
Series C, 5.5%, 12/1/2026	2,120,000	2,689,729
Series C, 5.5%, 12/1/2027	2,820,000	3,562,224
Series C, 5.5%, 12/1/2028	1,000,000	1,255,480
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series 14, 5.0%, 10/1/2029	1,500,000	1,869,105
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	335,000	338,467
		58,031,817
Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	51,150
South Carolina 1.0%
Beaufort County, SC, School District, Series A, 5.0%, 3/1/2023	7,360,000	9,115,287
Berkeley County, SC, School District Installment Purchase Revenue, Securing Assets for Education, Series A, 5.0%, 12/1/2026	2,000,000	2,505,780
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,218,859
South Carolina, Beaufort-Jasper Water & Sewer Authority, Waterworks & Sewer System Revenue:
Series B, 5.0%, 3/1/2023	1,880,000	2,269,799
Series B, 5.0%, 3/1/2024	500,000	616,180
South Carolina, SCAGO Educational Facilities Corp. for Pickens School District, 5.0%, 12/1/2026	2,970,000	3,683,216
		21,409,121
Tennessee 0.4%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	4,940,000	5,149,061
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	1,570,000	1,665,801
Series 1C, 4.5%, 7/1/2037	1,645,000	1,763,522
		8,578,384
Texas 19.6%
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,911,535
Comal, TX, Independent School District, School Building Improvements:
Series A, 5.25%, 2/1/2020	40,000	42,497
Series A, Prerefunded 2/1/2018 @ 100, 5.25%, 2/1/2020	2,290,000	2,439,423
Cypress-Fairbanks, TX, Independent School District, School House Building:
5.0%, 2/15/2019	45,000	45,917
Prerefunded 2/15/2017 @ 100, 5.0%, 2/15/2019	1,255,000	1,278,205
5.0%, 2/15/2021	65,000	66,315
Prerefunded 2/15/2017 @ 100, 5.0%, 2/15/2021	1,785,000	1,818,005
Dallas, TX, Independent School District, Series A, 4.0%, 2/15/2029	12,710,000	14,675,729
Dallas, TX, Independent School District, Multi-Modal School Building, Series B-1, 3.0% **, Mandatory Put 2/15/2017 @ 100, 2/15/2036	2,000,000	2,021,680
Dallas, TX, Waterworks & Sewer System Revenue:
5.0%, 10/1/2029	970,000	1,115,607
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2029	3,030,000	3,536,889
Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,790,000	4,424,029
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2030	1,210,000	1,400,139
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	6,092,200
Denton County, TX, General Obligation, 4.0%, 7/15/2030	3,000,000	3,467,040
Duncanville, TX, Independent School District, 5.0%, 2/15/2028	5,645,000	7,084,870
El Paso, TX, Independent School District, School Building Improvements:
5.0%, 8/15/2022	680,000	736,848
Prerefunded 8/15/2018 @ 100, 5.0%, 8/15/2022	4,205,000	4,565,242
Fort Bend County, TX, General Obligation:
Series B, 5.0%, 3/1/2027	4,470,000	5,616,868
Series B, 5.0%, 3/1/2028	7,800,000	9,742,902
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,165,560
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	10,451,508
Grand Prairie, TX, Independent School District, 4.0%, 8/15/2027	7,525,000	8,946,021
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 1.14% **, Mandatory Put 12/1/2019 @ 100, 12/1/2042	6,000,000	5,986,260
Harris County, TX, Flood Control District, Contract Tax Revenue:
Series B, 5.0%, 10/1/2028	5,000,000	6,361,550
Series A, 5.0%, 10/1/2029	5,000,000	5,802,550
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,304,976
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	8,000,000	9,270,160
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,689,080
Series B, 5.0%, 7/1/2027	9,600,000	11,393,184
Series A, 5.25%, 7/1/2029	8,000,000	8,627,440
Houston, TX, General Obligation:
Series A, 5.0%, 3/1/2026	865,000	952,071
Series A, Prerefunded 3/1/2019 @ 100, 5.0%, 3/1/2026	7,135,000	7,870,618
Houston, TX, Independent School District, Series 2014A-1A, 2.0% **, Mandatory Put 6/1/2017 @ 100, 6/1/2039	7,435,000	7,502,510
Houston, TX, Port Authority, Series A, 5.0%, 10/1/2023	4,565,000	5,701,776
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2022	4,000,000	4,795,000
Houston, TX, Utility System Revenue, SIFMA Index, Series A, 1.46% **, Mandatory Put 5/1/2020 @ 100, 5/15/2034	12,000,000	11,946,240
Houston, TX, Utility Systems Revenue:
Series C, 5.0%, 5/15/2022	2,000,000	2,422,260
Series D, 5.0%, 11/15/2028	3,560,000	4,495,639
Series A, 5.25%, 11/15/2028	2,500,000	2,937,600
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,547,839
Judson, TX, Independent School District, School Building, 4.0%, 2/1/2029 (a)	2,000,000	2,335,960
Katy, TX, Independent School District:
Series B, 5.0%, 2/15/2027	3,020,000	3,826,974
Series A, 5.0%, 2/15/2028	6,210,000	7,798,891
Lewisville, TX, Independent School District, School Building, Prerefunded 2/15/2019 @ 100, 5.0%, 8/15/2026	6,360,000	7,025,892
Longview, TX, Independent School District, School Building Improvements, Prerefunded 8/15/2018 @ 100, 5.0%, 2/15/2022	2,000,000	2,170,920
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,326,420
Magnolia, TX, Independent School District:
4.0%, 8/15/2029	1,255,000	1,457,356
4.0%, 8/15/2030	1,305,000	1,506,453
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,945,000	2,407,618
Series A, 5.0%, 1/1/2028	1,150,000	1,414,569
Series B, 5.0%, 1/1/2029	2,845,000	3,514,286
North Texas, Tollway Authority Revenue, First Tier:
Series A, 5.0%, 1/1/2025	1,480,000	1,826,853
Series A, 6.0%, 1/1/2022	865,000	921,407
Series A, Prerefunded 1/1/2018 @ 100, 6.0%, 1/1/2022	6,135,000	6,572,978
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	10,893,548
Series A, 5.5%, 9/1/2028	1,240,000	1,495,328
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,836,367
San Antonio, TX, Electric & Gas Revenue, Series A, Prerefunded 2/1/2019 @ 100, 5.25%, 2/1/2026	7,000,000	7,769,020
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,343,346
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,040,280
Series A, 5.0%, 2/15/2019	2,480,000	2,529,823
Series A, 5.0%, 2/15/2020	6,180,000	6,304,156
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,929,125
Tarrant, TX, Regional Water District Revenue, 5.0%, 3/1/2024	4,955,000	6,233,638
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,089,270
Series D, 5.0%, 11/1/2024	2,250,000	2,610,675
Series C, 5.0%, 11/1/2025	4,605,000	5,339,129
Series C, 5.0%, 11/1/2026	3,290,000	3,810,116
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	4,043,031
Texas, Klein Independent School District, Series A, 5.0%, 8/1/2030	5,745,000	7,218,535
Texas, Northwest Independent School District, Series A, 4.0%, 2/15/2032	2,000,000	2,296,600
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017, GTY: The Goldman Sachs Group, Inc.	5,690,000	5,897,116
5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	3,790,000	4,400,607
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	1,300,000	1,346,514
Texas, State General Obligation, Series B-2, 2.0%, Mandatory Put 8/1/2019 @ 100, 8/1/2025	3,645,000	3,684,330
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	8,265,000	10,476,218
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022, GTY: Macquarie Group Ltd.	5,000,000	5,963,600
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2028	5,000,000	6,282,000
Texas, State Transportation Commission Mobility Fund, Series B, 0.94% **, Mandatory Put 10/1/2018 @ 100, 10/1/2041	5,000,000	4,970,850
Texas, State Transportation Commission Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2022	10,000,000	10,261,100
Texas, State Transportation Commission, State Highway Fund Revenue, Series B, 0.91% **, Mandatory Put 4/1/2017 @ 100, 4/1/2032	3,000,000	2,998,170
Texas, State University Systems Financing Revenue, Series A, 5.0%, 3/15/2027	4,000,000	5,026,160
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,486,560
Texas, Water Development Board Revenue, State Revolving Fund:
Series A, 5.0%, 7/15/2020	3,150,000	3,271,590
Series B, 5.25%, 7/15/2021	3,000,000	3,121,770
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,957,275
5.0%, 12/15/2027	2,770,000	3,095,281
5.0%, 12/15/2028	2,905,000	3,246,134
		396,625,621
Utah 0.2%
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,182,165
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,285,150
Virginia 1.0%
Fairfax County, VA, Public Improvement, Series A, 4.0%, 10/1/2024	9,450,000	11,401,614
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series A, 4.0%, 2/1/2030	7,000,000	8,124,410
		19,526,024
Washington 5.2%
King County, WA, Public Hospital District No. 2, 5.0%, 12/1/2022	6,865,000	8,366,375
Port of Seattle, WA, Revenue Bond, Series B, 5.0%, 3/1/2022	1,250,000	1,503,600
Seattle, WA, Municipal Light & Power Revenue:
Series B-1, 1.24% **, Mandatory Put 11/1/2018 @ 100, 5/1/2045	6,000,000	6,000,000
Series B, 5.0%, 2/1/2025	7,250,000	8,230,345
Seattle, WA, Water System Revenue:
Prerefunded 2/1/2018 @ 100, 5.0%, 2/1/2020	3,870,000	4,111,991
5.0%, 2/1/2025, INS: AGMC	3,195,000	3,252,127
Prerefunded 2/1/2017 @ 100, 5.0%, 2/1/2025, INS: AGMC	2,500,000	2,546,800
Washington, Energy Northwest Electric Revenue, Project No. 1, Series A, 5.0%, 7/1/2028	5,000,000	6,310,500
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 144A, 1.25%, 11/1/2017	3,000,000	3,015,990
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	10,000,000	11,538,100
Series R-2015-C, 5.0%, 7/1/2030	3,095,000	3,833,838
Series 2011-A, 5.0%, 8/1/2031	17,845,000	20,518,538
Series A, 5.0%, 8/1/2032	14,000,000	16,515,380
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	415,000	439,286
Washington, State Motor Vehicle Fuel Tax:
Series B, Prerefunded 7/1/2017 @ 100, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,074,820
Series 2010-B, Prerefunded 8/1/2019 @ 100, 5.0%, 8/1/2027	6,000,000	6,742,860
		105,000,550
Wisconsin 2.7%
Wisconsin, State Clean Water Revenue:
5.0%, 6/1/2029	8,500,000	10,550,540
Series 1, Prerefunded 6/1/2020 @ 100, 5.0%, 6/1/2031	2,500,000	2,890,450
Series 3, Prerefunded 6/1/2018 @ 100, 5.5%, 6/1/2025	5,000,000	5,427,800
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,680,800
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027	3,000,000	3,696,570
Series A, 5.0%, 5/1/2031	10,000,000	12,529,600
Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	4,196,325
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,136,630
Wisconsin, State Transportation Revenue:
Series 2, 5.0%, 7/1/2023	2,500,000	3,115,000
Series 2, 5.0%, 7/1/2026	5,000,000	6,354,400
		55,578,115
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,880,008,785) †	99.8	2,024,227,819
Other Assets and Liabilities, Net	0.2	3,807,971
Net Assets	100.0	2,028,035,790

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2016.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2016.
† The cost for federal income tax purposes was $1,879,082,133. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $145,145,686. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $145,505,989 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $360,303.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$2,024,227,819	$—	$2,024,227,819
Total	$—	$2,024,227,819	$—	$2,024,227,819

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Intermediate Tax/AMT Free Fund, a series of Deutsche Tax Free Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016